Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Voyageur Mutual Funds
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Amendment Flag	false
Central Index Key	0000906236
Document Effective Date	Dec. 29, 2017
Document Creation Date	Dec. 28, 2017
Delaware Minnesota High-Yield Municipal Bond Fund | Class A
Document and Entity Information:
Trading Symbol	DVMHX
Delaware Minnesota High-Yield Municipal Bond Fund | Class C
Document and Entity Information:
Trading Symbol	DVMMX
Delaware Minnesota High-Yield Municipal Bond Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DMHIX
Delaware National High-Yield Municipal Bond Fund | Class A
Document and Entity Information:
Trading Symbol	CXHYX
Delaware National High-Yield Municipal Bond Fund | Class C
Document and Entity Information:
Trading Symbol	DVHCX
Delaware National High-Yield Municipal Bond Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DVHIX
Delaware Tax-Free California Fund | Class C
Document and Entity Information:
Trading Symbol	DVFTX
Delaware Tax-Free California Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DCTIX
Delaware Tax-Free Idaho Fund | Class A
Document and Entity Information:
Trading Symbol	VIDAX
Delaware Tax-Free Idaho Fund | Class C
Document and Entity Information:
Trading Symbol	DVICX
Delaware Tax-Free Idaho Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DTIDX
Delaware Tax-Free New York Fund | Class A
Document and Entity Information:
Trading Symbol	FTNYX
Delaware Tax-Free New York Fund | Class C
Document and Entity Information:
Trading Symbol	DVFNX
Delaware Tax-Free New York Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DTNIX